TRADING ACCOUNT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2015
Trading Securities [Abstract]
TRADING ACCOUNT ASSETS AND LIABILITIES
TRADING ACCOUNT ASSETS AND LIABILITIES
Trading account assets and Trading account liabilities are carried at fair value, other than physical commodities accounted for at the lower of cost or fair value, and consist of the following:

	December 31,
In millions of dollars	2015	2014
Trading account assets
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$24,767	$27,053
Prime	803	1,271
Alt-A	543	709
Subprime	516	1,382
Non-U.S. residential	523	1,476
Commercial	2,855	4,343
Total mortgage-backed securities	$30,007	$36,234
U.S. Treasury and federal agency securities
U.S. Treasury	$15,791	$18,906
Agency obligations	2,005	1,568
Total U.S. Treasury and federal agency securities	$17,796	$20,474
State and municipal securities	$2,696	$3,402
Foreign government securities	56,609	64,937
Corporate	14,437	27,797
Derivatives(2)	56,184	67,957
Equity securities	56,495	57,846
Asset-backed securities(1)	3,956	4,546
Other trading assets(3)	11,776	13,593
Total trading account assets	$249,956	$296,786
Trading account liabilities
Securities sold, not yet purchased	$57,827	$70,944
Derivatives(2)	57,592	68,092
Other trading liabilities(3)	2,093	—
Total trading account liabilities	$117,512	$139,036

(1)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(2)	Presented net, pursuant to enforceable master netting agreements. See Note 23 to the Consolidated Financial Statements for a discussion regarding the accounting and reporting for derivatives.

(3)
Includes positions related to investments in unallocated precious metals, as discussed in Note 26 to the Consolidated Financial Statements. Also includes physical commodities accounted for at the lower of cost or fair value.